Investments in joint ventures - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
BP Bunge Bioenergia [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Joint ventures
Disclosure of joint ventures [line items]
Provision for doubtful debts	$ 0
Doubtful debt provision, expense	$ 0
Joint ventures | Minimum
Disclosure of joint ventures [line items]
Days sales outstanding, related party receivables	30 days
Joint ventures | Maximum
Disclosure of joint ventures [line items]
Days sales outstanding, related party receivables	45 days